Allowance for Loan and Lease Losses - Summary of Troubled Debt Restructurings (TDRs) Based Upon Delinquency Status (Detail) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 Contract	Sep. 30, 2018 USD ($) Contract	Sep. 30, 2017 Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable Modifications [Line Items]
Number of Contracts		11		15	8
Recorded Investment | $		$ 688		$ 921	$ 407
Allowance attributable to TDRs | $		$ 113		$ 411	$ 3
Commercial and Industrial Loans
Financing Receivable Modifications [Line Items]
Number of Contracts	2	7	10	10	6
Performing TDRs
Financing Receivable Modifications [Line Items]
Number of Contracts		6		5	4
Recorded Investment | $		$ 218		$ 270	$ 260
Performing TDRs | Commercial and Industrial Loans
Financing Receivable Modifications [Line Items]
Number of Contracts		4		5	2
Recorded Investment | $		$ 73		$ 270	$ 88
Nonperforming TDRs
Financing Receivable Modifications [Line Items]
Number of Contracts		5		10	4
Recorded Investment | $		$ 470		$ 651	$ 147
1-4 Single Family Residential Loans | Real Estate
Financing Receivable Modifications [Line Items]
Number of Contracts		1			2
1-4 Single Family Residential Loans | Performing TDRs | Real Estate
Financing Receivable Modifications [Line Items]
Number of Contracts		2			2
Recorded Investment | $		$ 145			$ 172